Schedule of Investments (unaudited)	iShares® North American Tech-Multimedia Networking ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 99.9%
ADTRAN Inc.	125,977	$2,208,377
Arista Networks Inc.(a)	86,610	8,118,821
Calix Inc.(a)	122,417	4,179,316
Ciena Corp.(a)(b)	96,498	4,409,959
Cisco Systems Inc.	192,571	8,211,228
Clearfield Inc.(a)(b)	29,316	1,816,126
CommScope Holding Co. Inc.(a)(b)	531,558	3,253,135
Digi International Inc.(a)	90,033	2,180,599
DZS Inc.(a)	43,912	714,448
Extreme Networks Inc.(a)	335,552	2,993,124
F5 Inc.(a)(b)	52,615	8,052,200
Harmonic Inc.(a)(b)	267,981	2,323,395
Infinera Corp.(a)(b)	551,906	2,958,216
Juniper Networks Inc.	288,136	8,211,876
Lumentum Holdings Inc.(a)(b)	53,362	4,238,010
Motorola Solutions Inc.(b)	39,783	8,338,517
NETGEAR Inc.(a)(b)	73,789	1,366,572
NetScout Systems Inc.(a)	129,552	4,385,335
Plantronics Inc.(a)	109,714	4,353,452
Ubiquiti Inc.(b)	15,496	3,846,262
Viasat Inc.(a)(b)	123,862	3,793,893
Viavi Solutions Inc.(a)(b)	313,136	4,142,789
		94,095,650
Total Long-Term Investments — 99.9%
(Cost: $117,794,590)		94,095,650

Security	Shares	Value

Short-Term Securities

Money Market Funds — 15.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	14,593,443	$14,591,984
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	140,000	140,000

Total Short -Term Investments — 15.6%
(Cost: $14,731,176)		14,731,984

Total Investments in Securities — 115.5%
(Cost: $132,525,766)		108,827,634

Liabilities in Excess of Other Assets — (15.5)%		(14,575,692)

Net Assets — 100.0%		$94,251,942

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,451,027	$10,140,833	(a)	$—	$(28)	$152	$14,591,984	14,593,443	$8,256	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	110,000	30,000	(a)	—	—	—	140,000	140,000	185		—
					$(28)	$152	$14,731,984		$8,441		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Notional Amount (000)	Expiration Date	Value Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	1	09/16/22	$85	$(7,137)

Schedule of Investments (unaudited) (continued)	iShares® North American Tech-Multimedia Networking ETF
June 30, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$94,095,650	$—	$—	$94,095,650
Money Market Funds	14,731,984	—	—	14,731,984
	$108,827,634	$—	$—	$108,827,634
Derivative financial instruments(a)
Liabilities
Futures Contracts	(7,137)	$—	$—	$(7,137)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2